Schedule of Time Deposits Maturity (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Deposits From Banking Clients [Line Items]
2014	¥ 515,347
2015	177,935
2016	104,776
2017	57,090
2018	30,334
Total	¥ 885,482	¥ 894,169